Common Stock and Warrants	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Common Stock and Warrants

Note 4 – Common Stock and Warrants

During August, September and October 2022, the Company completed the private placement of four tranches (August 12, 2022; August 31, 2022; September 14, 2022; October 28, 2022) in which we sold 8,807,700 units. Each unit was priced at C$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of C$0.12. The warrants expire 24 months from issue date. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 184,350 broker warrants were granted along with C$14,748 to brokers as a placement fee. We realized total proceeds of C$689,868 net of offering costs. In June 2022, the Company executed a promissory note with John Gibbs for $26,100 at 6% that is payable on demand as part payment for mineral property in escrow. In September 2022, the Company issued 443,110 shares of common stock as a part of the private placement offering to settle $26,100 of notes payable and $463 of accrued interest to Mr. Gibbs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value.

Tranche 1 – August 12, 2022:

The warrant liability had an initial value of $129,812 based on 3,247,500 warrants issued. As of December 31, 2022, the warrant liability was valued at $134,067, resulting in a loss on revaluation of warrant liability of $4,255 based on the following assumptions:

Fair value assumptions – warrant liability:	8/12/22	12/31/22
Risk free interest rate	3.25%	4.41%
Expected term (years)	2.0	1.6
Expected volatility	132%	128%

Tranche 2 – August 31, 2022:

The warrant liability had an initial value of $139,255 based on 2,300,000 warrants issued. As of December 31, 2022, the warrant liability was valued at $95,351, resulting in a gain on revaluation of warrant liability of $43,904 based on the following assumptions:

Fair value assumptions – warrant liability:	8/31/22	12/31/22
Risk free interest rate	3.45%	4.41%
Expected term (years)	2.0	1.7
Expected volatility	132%	126%

Tranche 3 – September 14, 2022:

The warrant liability had an initial value of $100,656 based on 2,760,200 warrants issued. As of December 31, 2022, the warrant liability was valued at $115,000, resulting in a loss on revaluation of warrant liability of $14,344 based on the following assumptions:

Fair value assumptions – warrant liability:	9/14/22	12/31/22
Risk free interest rate	3.78%	4.41%
Expected term (years)	2.0	1.7
Expected volatility	134%	125%

Tranche 4 – October 28, 2022:

The warrant liability had an initial value of $18,630 based on 500,000 warrants issued. As of December 31, 2022, the warrant liability was valued at $21,266, resulting in a loss on revaluation of warrant liability of $2,636 based on the following assumptions:

Fair value assumptions – warrant liability:	10/28/22	12/31/22
Risk free interest rate	4.41%	4.41%
Expected term (years)	2.0	1.8
Expected volatility	135%	124%

On June 9, 2022, the Company entered into an Acquisition Agreement (the “Agreement”) to purchase an undivided 100% interest in the Fortunatus and Prout patented lode mining claims in Esmeralda County, Nevada $185,000. The Agreement was completed in July 2022 with the following terms:

•	$25,000 will be settled in cash (Paid July 2022)

•	$35,000 of the purchase price settled by the issuance of 500,000 shares of the Company’s common stock (Issued); and

•	$125,000 will be settled by a loan, repayable by the Company in quarterly installments of $25,000, beginning November 13, 2022 (paid), and continuing until October 13, 2023, at which time the entire remaining unpaid principal balance will be payable.

In April 2022 the Company completed a private placement in which we sold 6,250,000 units. Each unit was priced at C$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of C$0.15. The warrants expire April 13, 2025. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 70,000 broker warrants were granted to a Canadian broker as a placement fee. We realized total proceeds of $394,082 net of offering costs. During March 2022, the Company executed two promissory notes with John Gibbs for $50,000 and $25,000 at 6% that is payable on demand. In April 2022, the Company issued 1,181,250 shares out of 3,375,000 shares of common stock in April 2022 at C$.08 per share as a part of the private placement offering to settle $75,000 of notes payable to Mr. Gibbs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value.

In April 2022, the warrant liability had an initial value of $203,838. As of December 31, 2022, the warrant liability was valued at $293,698, resulting in a loss on revaluation of warrant liability of $89,860 based on the following assumptions:

Fair value assumptions – warrant liability:	4/13/22	12/31/22
Risk free interest rate	2.57%	4.41%
Expected term (years)	3.0	2.3
Expected volatility	184%	133%

During the twelve months ended December 31, 2021, we sold 14,358,700 shares of common stock in private placements realizing proceeds of $742,375.

On September 30, 2021, the Company completed a private placement in which we sold 3,108,700 units. Each unit was priced at C$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of C$0.15. The warrants expire May 31, 2024. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 91,000 broker warrants were granted to a Canadian broker as a placement fee. We realized total proceeds of $190,552 net of offering costs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value.

At December 31, 2021, the warrant liability was valued at $341,145. As of December 31, 2022, the warrant liability was valued at $115,122, resulting in a gain on revaluation of warrant liability of $226,023 based on the following assumptions:

Fair value assumptions – warrant liability:	9/30/21	12/31/21	12/31/22
Risk free interest rate	0.53%	0.97%	4.41%
Expected term (years)	2.7	2.4	1.4
Expected volatility	189%	191%	134%

On May 25, 2021, the Company completed a private placement in which we sold 6,250,000 units. Each unit was priced at C$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of C$0.15. The warrants expire May 31, 2024. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 173,810 broker warrants were granted to a Canadian broker as a placement fee. We realized total proceeds of $401,823 net of offering costs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value.

At December 31, 2021, the warrant liability was valued at $683,063. As of December 31, 2022, the warrant liability was valued at $225,316, resulting in a gain on revaluation of warrant liability of $457,747 based on the following assumptions:

Fair value assumptions – warrant liability:	5/25/21	12/31/21	12/31/22
Risk free interest rate	0.30%	0.97%	4.41%
Expected term (years)	3.0	2.4	1.4
Expected volatility	180%	189%	132%

Total outstanding warrants of 24,935,560 as of December 31, 2022, were as follows:

	Warrants Issued						Total

Warrants issued	6,250,000	3,108,700	6,250,000	5,547,500	2,760,200	500,000	24,416,400
Broker warrants issued (1)	173,810	91,000	70,000	104,250	80,100	0	519,160
Issued date	May 21	Sep 21	Apr 22	Aug 22	Sep 22	Oct 22
Expiration date	May 24	May 24	Apr 25	Aug 24	Sep 24	Oct 24
Exercise price (Canadian $)	$0.15	$0.15	$0.15	$0.12	$0.12	$0.12

Balance at December 31, 2020	0	0	0	0	0	0	0
Exercised	0	0	0	0	0	0	0
Issued	6,423,810	3,199,700	0	0	0	0	9,623,510
Expired	0	0	0	0	0	0	0
Balance at December 31, 2021	6,423,810	3,199,700	0	0	0	0	9,623,510
Exercised	0	0	0	0	0	0	0
Issued	0	0	6,320,000	5,651,750	2,840,300	500,000	15,312,050
Expired	0	0	0	0	0	0	0
Balance at December 31, 2022	6,423,810	3,199,700	6,320,000	5,651,750	2,840,300	500,000	24,935,560

(1)	Broker warrants expire 24 months from issue date

During the quarter ended March 31, 2021, we sold 5,000,000 shares of common stock in private placements to six individuals at a price of $0.03 per share, realizing total proceeds of $150,000. Of the 5,000,000 shares sold, 1,750,000 shares were issued on May 28, 2021.

On January 1, 2021 Mr. John Power, the Company’s CEO/CFO agreed to convert accrued management fees totaling $96,500. As a result, we issued 2,144,444 shares common stock at a price of $0.045 per share, none in 2022.